INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAXES
INCOME TAXES

13.  INCOME TAXES

Income taxes for the nine months ended September 30, 2021 and 2020 are recorded at the Company’s estimated annual effective income tax rate, subject to adjustments for discrete events, if they occur. The Company’s estimated annual effective tax rate was 0.0% for the nine months ended September 30, 2021 and 2020. The primary reconciling items between the federal statutory rate of 21.0% for these periods and the Company’s overall effective tax rate of 0.0% were related to the effects of deferred state income taxes, research and development credits, and the valuation allowance recorded against the full amount of its net deferred tax assets.

A valuation allowance is required when it is more likely than not that some portion or all of the Company’s deferred tax assets will not be realized. The realization of deferred tax assets depends on the generation of sufficient future taxable income during the period in which the Company’s related temporary differences become deductible. The Company has recorded a full valuation allowance against its net deferred tax assets as of September 30, 2021 and 2020 since management believes that based on the earnings history of the Company, it is more likely than not that the benefits of these assets will not be realized.

13. INCOME TAXES

On March 27, 2020, the CARES Act was enacted which included provisions related to NOL carryovers and carrybacks. The CARES Act amended the NOL carryback rules by allowing NOLs arising in tax years beginning after December 31, 2017 and before January 1, 2021 to be carried back to each of the 5 years preceding the year of the loss to generate a refund of previously paid income taxes. In addition, the CARES Act temporarily removed the 80% limitation under which NOLs generated post-2017 could be used to offset no more than 80% of taxable income, and allows for full use of such NOLs for tax years before January 1, 2021. The Company has evaluated the relevant provisions of the CARES Act and has determined that it does not expect to recognize any benefit related to these provisions due to its net operating losses in the current year and all prior years. Therefore, there are no income tax effects to be recognized in the combined financial statements for the year ended December 31, 2020. Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	As of December 31,
	2020	2019
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$14,512	$11,976
Tax credit carryforwards	2,237	1,559
Fixed assets	6	(46)
Non-deductible stock-based compensation	522	485
Deferred Revenue	421	—
Other	90	85
Total Deferred tax assets	$17,788	$14,059
Valuation allowance	(17,788)	(14,059)
Net deferred tax assets (liabilities)	$—	$—

The Company has established a full valuation allowance against its net deferred tax asset due to the uncertainty of the Company’s ability to generate sufficient taxable income to realize the deferred tax asset, and therefore has not recognized any benefits from the net operating losses, tax credits and other deferred tax assets. The Company’s valuation allowance increased $3,729 and $5,962 for the years ended December 31, 2020 and 2019, respectively.

A reconciliation of the anticipated income tax expense (benefit) computed by applying the statutory federal income tax rate of 21% to income before taxes to the amount reported in the combined statements of operations and comprehensive loss is as follows:

	Years Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	1.8%	6.4%
Federal research and development credits	3.2%	4.0%
Non-deductible stock-based compensation	(0.5)%	(0.5)%
Write down of federal NOL due to 382 limitation	(2.8)%	—
Write down of federal R&D credits due to 382 limitation	(1.1)%	—
Deferred tax adjustment resulting from tax rate change	(5.5)%	—
Other	(0.2)%	(0.2)%
Valuation allowance	(15.9)%	(30.7)%
Effective Tax Rate	0.0%	0.0%

As of December 31, 2020, the Company had the following tax net operating loss carryforwards available to reduce future federal and Connecticut taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

	Hyperfine
	Amount	Expire Through
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$12,084	2037
Federal (post-2017 NOLs)	43,345	No Expiration
States	42,752	2040
States	24	2030
Tax credit carryforwards:
Federal research and development	1,561	2040
Connecticut research and development	464	N/A
Connecticut other	14	2025

Liminal
Amount	Expire Through
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$—	2037
Federal (post-2017 NOLs)	6,170	No Expiration
Connecticut	6,170	2040
Tax credit carryforwards:
Federal research and development	271	2040
Connecticut research and development	35	N/A
Connecticut other	—	2025

The financial statements are presented on a combined basis but the federal and state income tax returns of Hyperfine and Liminal are filed separately. Therefore, the above net operating loss and research credit carryforwards of Hyperfine and Liminal are only available to be utilized by each entity, respectively.

Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change net operating loss and tax credit carryforwards to offset its post- change income and tax liabilities may be limited. Generally, an ownership change occurs when certain shareholders increase their aggregated ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years). The Company performed a Section 382 analysis for Hyperfine to determine whether an ownership change has occurred. Based on this analysis, Hyperfine experienced two consecutive ownership changes, one on January 17, 2017, and one on May 16, 2017. As a result, Hyperfine’s net operating loss and tax credit carryforwards as of December 31, 2020 are subject to a Section 382 limitation. The January 17, 2017 ownership change resulted in an annual limitation of $865 and the May 16, 2017 ownership change resulted in an annual limitation of $3,008. The first (earlier) limitation will limit the deduction of pre-change losses and credits arising before the first ownership change. The second (later) ownership change, creates another limit to deduction of those pre-change losses and credits. However, the second ownership change does not allow for a “step-up” of the first limitation and therefore the pre-January 17, 2017 losses and credits are still subject to the first limitation amount. In addition, as a result of these ownership changes, the Company estimates that $3,126 and $249 of the federal net operating loss and research and development credit carryforwards, respectively, will expire before utilization. Accordingly, Hyperfine’s gross deferred tax assets and corresponding valuation allowance have been adjusted to reflect the estimated expired utilization.

The Company has adopted the accounting guidance within ASC Topic 740 on uncertainties in income taxes. ASC Topic 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2020 and 2019, the Company did not have any unrecognized tax benefits. To the extent penalties and interest would be assessed on any underpayment of income tax, the Company’s policy is that such amounts would be accrued and classified as a component of income tax expense in the financial statements. To date, the Company has not recorded any such interest or penalties.

The Company files income tax returns in the United States and multiple state and local jurisdictions. As a result of the Company’s net operating loss carryforwards, the Company’s federal, state and local statutes of limitations generally remain open for all tax years until its net operating loss and tax credit carryforwards are utilized or expire prior to utilization. The Company does not currently have any federal, state or local income tax examinations in progress.

Additionally, as a result of legislation in the state of Connecticut where the Company currently files, companies have the opportunity to exchange certain research and development tax credit carryforwards for a cash payment of 65% of the research and development tax credit. The research and development expenses that qualify for Connecticut credits are limited to those costs incurred within Connecticut. The Company has elected to participate in the exchange program and, as a result, has recognized net benefits of $138 and $342 for the years ended December 31, 2020 and 2019, respectively, which is included in research and development expenses in the combined statements of operations and comprehensive loss.